Subsequent Events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent Events

20. Subsequent Events

The Group evaluated events subsequent to the balance sheet date of March 31, 2026, through the date of issuance of the consolidated financial statements.

(i) On March 29, 2026, QLE entered into a securities exchange agreement with Dablam LP, pursuant to which QLE assigned and transferred 1,995,000 Class B Ordinary Shares to Dablam LP in exchange for the concurrent assignment and transfer by Dablam LP of 1,995,000 Class A Ordinary Shares to QLE.

As of the date of this report, the share exchange has not yet been reflected in the records of the Company’s transfer agent. The Company is working with the transfer agent to update its records accordingly. Notwithstanding the pending administrative update, the share exchange became effective on March 29, 2026, in accordance with the terms of the securities exchange agreement, and the Company has reflected the resulting change in share ownership in its records as of that date.

(ii) On April 30, 2026, the Company entered into a transaction agreement (the “Transaction Agreement”) with SKBL Merger Sub Inc., a Cayman Islands exempted company with limited liability (“SKBL Merger Sub”), Cove Kaz Capital Group LLC, a Delaware limited liability company (“Cove Kaz”), and Kaz Resources LLC, a Delaware limited liability company (“KRLLC”). Defined terms used in this report that are not otherwise defined shall have the meaning ascribed to them in the Transaction Agreement.

For the purpose of engaging in the transactions contemplated by the Transaction Agreement, (i) Cove Kaz incorporated SKBL Merger Sub, a newly incorporated Cayman Islands exempted company with limited liability that is wholly owned by Cove Kaz; and (ii) KRLLC will form AIFC NewCo as a newly incorporated private company in the Astana International Financial Centre (“AIFC NewCo”). KRLLC owns 100% of the issued and outstanding participatory interests (the “KCMLLP Interests”) in Kaz Critical Minerals LLP, a limited liability partnership incorporated and existing under the laws of Republic of Kazakhstan (“KCMLLP”). Prior to the Closing Date, and subject to the terms and conditions set forth in the Transaction Agreement, KCMLLP will merge with and into AIFC NewCo, with AIFC NewCo being the surviving entity in such merger. The Transaction Agreement includes several conditions to closing including government and regulatory approvals, some of which are outstanding as of the date hereof.

On April 21, 2026, the Company also entered into a loan agreement with Cove Kaz, pursuant to which the Company provided a loan to Cove Kaz in the sum of US$23,100,000 (the “Principal”), which shall be repaid to the Company with simple interest accrued on the Principal at a rate equal to 10% per annum from the date of this loan until the Principal and all interest accrued thereon is paid. On June 2, 2026, the Company, entered into a convertible loan agreement with Cove Kaz. The Convertible Loan Agreement supersedes the loan agreement between the Company and Cove Kaz dated April 21, 2026. Pursuant to the Convertible Loan Agreement, the Company agrees to make available to Cove Kaz a loan facility in an aggregate amount of up to US$45,000,000 (the “Commitment”), of which the sum of US$23,100,000 was loaned to Cove Kaz on April 22, 2026 (the “Initial Advance”). The remaining undrawn portion of the Commitment, equal to US$21,900,000, may be drawn from time to time by Cove Kaz in accordance with the procedure set out in the Convertible Loan Agreement (each such advance, together with the Initial Advance, an “Advance,” and the aggregate outstanding principal amount of all Advances from time to time, the “Principal”). The Principal shall be repaid to the Company with simple interest accrued on the outstanding Principal at a rate equal to 10% per annum from the date each Advance is made until the Principal and all interest accrued thereon is paid. On June 10, 2026, the sum of US$21,900,000 was loaned to Cove Kaz.

(iii) On May 14, 2026, Skyline Builders Group Holding Limited, a Cayman Islands exempted company with limited liability (the “Company”), entered into an assignment and assumption agreement (the “Assignment and Assumption Agreement”) with Reemag LLC (“Reemag”) and American Ventures LLC, Series XLVIII Remag, an independent third party (the “Assignee”). Pursuant to the Assignment and Assumption Agreement, the Company has agreed to sell, transfer, and assign to the Assignee (i) its full 13.09% LLC membership interest in Reemag, (ii) certain future rights and obligations of the Company to acquire additional membership interests in Reemag under that certain Subscription Agreement between the Company and Reemag dated as of November 26, 2025, as amended by that certain First Amendment to Subscription Agreement dated as of March 26, 2026 (as so amended, the “Amended Subscription Agreement”), and (iii) all other rights and obligations of the Company under the Amended Subscription Agreement, in consideration for a cash payment to the Company of $3,000,000. The consideration is received by the Company and no fair value gain or loss was recognized from the assignment.

(iv) After year end and up to date of these consolidated financial statements, the Company issued 150,000 Class A Ordinary shares pursuant to warrants holders exercise of pre-funded warrants and issued 350,613 Class A Ordinary shares pursuant to warrants holders exercise of placement agent warrants and received proceeds in the amount of $263,846. Also, the pre-funded warrants holders exercised 400,000 pre-funded warrants to acquire 400,000 Class A Ordinary Shares, as of the date of these consolidated financial statements, the 400,000 Class A Ordinary Shares has not yet been reflected in the records of the Company’s transfer agent. The Company is working with the transfer agent to update its records accordingly.

(v) On August 17, 2026, the Company acquired two highly prospective gold and silver mineral properties in Nevada for an aggregate purchase price of US$136,000. The two properties acquired are (i) Mill Creek, an early-stage gold exploration project acquired from Paramount Gold (NYSE: PZG), and (ii) Irwin Mine, a past-producing property with historic high-grade intrusive-related gold and silver. Both mineral properties are at an early stage of exploration.